RESTRUCTURING CHARGES	12 Months Ended
Mar. 31, 2012
RESTRUCTURING CHARGES

21. RESTRUCTURING CHARGES

Ricoh initiated restructuring activities in order to enhance competitiveness and improve profitability. For the year ended March 31, 2012, Ricoh recognized restructuring charges of ¥34,102 million ($415,878 thousand) in total, consisting of ¥26,533 million ($323,573 thousand) recorded by the Company and its domestic subsidiaries, and ¥7,569 million ($92,305 thousand) by the overseas subsidiaries.

Restructuring charges mainly consist of severance-related expenses which are included in cost of sales of ¥3,933 million ($47,963 thousand) and operating expenses of ¥30,169 million ($367,915 thousand) in the consolidated statements of operations.

The changes of the accrued restructuring charges for the year ended March 31, 2012 are as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Beginning balance	¥885	$10,793
Restructuring charges	34,102	415,878
Cash payments	(31,585)	(385,183)

Ending balance	¥3,402	$41,488

The following table represents significant restructuring activities for the year ended March 31, 2012:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Imaging & Solutions	¥29,737	$362,646
Industrial Products	1,426	17,390
Other	357	4,354
Corporate	2,582	31,488

Total	¥34,102	$415,878

Imaging & Solutions

Imaging & Solutions segment continued its restructuring activities, consisting mainly of voluntary early retirement in Japan and human resource optimization associated with IT system unification overseas.

Industrial Products, Other and Corporate

Industrial Products segment, Other segment and Corporate activities continued its restructuring activities, mainly consisting of voluntary early retirement.